Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease Liabilities
22.
LEASE LIABILITIES

	As of December 31,
	2025	2024
Lease liabilities payable:
Within one year	$209	$233
More than one year, but not exceeding two years	186	484
More than two years, but not exceeding five years	248	249
	643	966
Less: Amount due for settlement within 12 months shown under current liabilities	(209)	(233)
Amount due for settlement after 12 months shown under non-current liabilities	$434	$733

The Group leased various offices, and plant and equipment as disclosed in Note 15 for its administration, and research and development activities. These lease liabilities were measured at the present value of the lease payments that are not yet paid.

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease agreements did not contain any contingent rent nor any purchase option for the leases.

The weighted average incremental borrowing rates applied to lease liabilities range from 4.75% to 6.65% during the years ended December 31, 2024 and 2025.